SUMMARY OF OPTION ACTIVITY (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
IfrsStatementLineItems [Line Items]
Weighted average remaining life	2 years 4 months 24 days
Outstanding Number of options	1,524,949
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Outstanding Number of options	1,026,520	539,760
Outstanding, beginning balance | $ / shares	$ 4.40	$ 4.74
Weighted average remaining life	2 years	2 years	1 year
Outstanding, beginning balance	$ 4,517,330	$ 0
Granted	873,429	560,188
Granted | $ / shares	$ 0.77	$ 4.22
Granted weighted average remaining life	4 years	3 years
Granted	$ 674,704	$ 0
Exercised		(73.428)
Exercised | $ / shares		$ 5.81
Exercised	$ 0	$ 0
Outstanding Number of options	1,524,949	1,026,520	539,760
Outstanding, ending balance | $ / shares	$ 2.54	$ 4.40	$ 4.74
Outstanding, ending balance		$ 0
Expired	(375,000)
Expired	$ (1,320,933)
Outstanding, ending balance	$ 3,871,101	$ 4,517,330	$ 0